Certain risks and uncertainties	12 Months Ended
Dec. 31, 2011
Certain risks and uncertainties
Certain risks and uncertainties

29.       Certain risks and uncertainties

a)    Major customers

There is no individual customer accounting for 10% or more of total revenues for the years ended December 31, 2010 and 2011. Details of the customers accounting for 10% or more of total revenues for the year ended December 31, 2009 were as follows:

Major customers	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Customer A (third party)	11.4%	2.4%	7.3%

Accounts receivable from the 3 customers with the largest receivable balances represents 44% and 40% of the balance of accounts receivable at December 31, 2010 and 2011, respectively. The Group performs ongoing credit evaluations of its customers’ financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

b)    Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalent, accounts receivables and advances to suppliers.

The Group places its cash and cash equivalents with high quality financial institutions in the PRC, US, Hong Kong and Singapore and limits the amount of credit risk from any single institution. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

c)      Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 1,325,106 and RMB 3,463,198 as of December 31, 2010 and 2011, respectively.